Significant Accounting Policies - Schedule of balance sheet are reconcile (Q3) (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Schedule Of Balance Sheet Are Reconcile Abstract
Gross proceeds			$ 189,750,000	$ 189,750,000
Less:
Proceeds allocated to Public Warrants			(4,204,248)	(4,204,248)
Common stock issuance costs			(7,701,178)	(7,701,178)
Plus:
Accretion of redeemable common stock	$ 13,802,926		13,802,926	13,802,926
Accretion of redeemable common stock	1,149,819			1,149,819
Contingently redeemable common stock	$ (1,017,341)	$ (132,478)	$ 191,647,500	$ 192,797,319